Investment Objectives and Goals - MainGate MLP Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	MainGate MLP Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the MainGate MLP Fund (the “Fund”) is total return.